Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

16.Revenue

The Company generates revenue primarily from the delivery of technology and transcription services to its customers. Revenue from contracts with customers is disaggregated by primary geographical market, major products and services and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Company’s reportable segments (note 15).

	Year ended December 31,
Primary geographic markets	2022	2021	2020
Australia	$26,332,938	$9,523,257	$8,531,854
United States	17,473,030	18,980,591	22,180,946
United Kingdom	1,718,537	1,948,321	611,666
Canada	205,656	160,372	305,166
Other	113,768	434,271	120,061
Total	$45,843,929	$31,046,812	$31,749,693

	Year ended December 31,
Major products/service lines	2022	2021	2020
Technology services	$41,812,479	$26,676,738	$28,190,993
Software licenses	352,473	1,365,882	1,013,854
Support and maintenance	1,872,620	1,772,203	1,519,424
SaaS	89,692	65,187	42,662
Subscription	493,845	189,359	—
Professional services	950,605	451,695	288,597
Hardware	272,215	442,077	657,711
Other	—	83,671	36,452
Total	$45,843,929	$31,046,812	$31,749,693

The Company had two customers who contributed greater than 10 % of consolidated total revenues during the year ended December 31, 2022 comprising of 18.7 % and 14.1 % respectively (2021 – one customer at 11.7 % and 2020 – one customer and 11.3%).

Technology services, software licenses, hardware and other revenue are recognized at a point in time, except for revenue for select customers over time. Professional services, support and maintenance, SaaS, and subscription revenue is recognized over time.